Share capital and share-based compensation - Outstanding Shares (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($) shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares	Aug. 10, 2021 shares	Oct. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					163,179,555
Equity		$ 494.1	$ 433.7	$ 1.5		$ 3.4
Share issuance		$ 49.7		6.5
Issuance of shares for non-cash costs			$ 0.0	$ 0.5
Exercise of stock options (in shares) | shares		1,547,113	2,172,820
Exercise of stock options		$ 0.0	$ 0.2
Restricted share units
Disclosure of classes of share capital [line items]
Settlement of RSUs (in shares) | shares		317,619	392,276
Series C Shares
Disclosure of classes of share capital [line items]
Share issuance			$ 21.6
Public Shares
Disclosure of classes of share capital [line items]
Share issuance			$ 629.7
Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares		176,000,000.0	163,300,000	83,400,000		76,500,000
Equity		$ 771.8	$ 672.1	$ 15.5		$ 8.5
Share issuance (in shares) | shares		5,300,000		6,400,000
Share issuance		$ 49.7		$ 6.5
Shares issued for non-cash costs (in shares) | shares			500,000	0
Issuance of shares for non-cash costs			$ 0.5	$ 0.0
Exercise of stock options (in shares) | shares		1,400,000	2,100,000
Exercise of stock options		$ 0.4	$ 0.9
Issued capital | Restricted share units
Disclosure of classes of share capital [line items]
Settlement of RSUs (in shares) | shares		300,000	400,000
Issued capital | Series C Shares
Disclosure of classes of share capital [line items]
Share issuance (in shares) | shares			11,200,000
Share issuance			$ 21.6
Issued capital | Public Shares
Disclosure of classes of share capital [line items]
Share issuance (in shares) | shares			65,700,000
Share issuance			$ 629.7
Outstanding Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares		176,000,000.0	163,300,000	83,400,000
Equity		$ 771.8	$ 672.1	$ 15.5
Share issuance (in shares) | shares		5,300,000
Share issuance		$ 49.7
Shares issued for non-cash costs (in shares) | shares	500,000
Issuance of shares for non-cash costs	$ 0.5
Exercise of stock options (in shares) | shares	2,100,000	1,400,000
Exercise of stock options	$ 0.9	$ 0.4
Exercise of warrants (in shares) | shares		5,700,000
Exercise of warrants		$ 46.0
Outstanding Capital | Restricted share units
Disclosure of classes of share capital [line items]
Settlement of RSUs (in shares) | shares	400,000	300,000
Exercise of RSUs	$ 3.9	$ 3.6
Outstanding Capital | Series C Shares
Disclosure of classes of share capital [line items]
Share issuance (in shares) | shares	11,200,000
Share issuance	$ 21.6
Outstanding Capital | Public Shares
Disclosure of classes of share capital [line items]
Share issuance (in shares) | shares	65,700,000
Share issuance	$ 629.7